LOSS PER SHARE (Schedule of Basic Loss Per Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Loss attributed to ordinary shares	$ (2,026)	$ (9,221)	$ (60,614)
Number of shares used in basic calculation	2,465,272,604	1,198,107,761	963,365,525
Basic and diluted loss per ordinary share	$ (0)	$ (0.01)	$ (0.06)
Diluted earnings (loss) per share	$ (0)	$ (0.01)	$ (0.06)